Eaton Vance
California Municipal Income Trust
August 31, 2024
Portfolio of Investments (Unaudited)

Corporate Bonds — 1.4%
Security	Principal Amount (000's omitted)	Value
Other — 1.4%
Morongo Band of Mission Indians, 7.00%, 10/1/39(1)	$1,040	$ 1,140,412
Total Corporate Bonds (identified cost $1,040,000)		$ 1,140,412

Tax-Exempt Municipal Obligations — 117.9%
Security	Principal Amount (000's omitted)	Value
Education — 0.8%
California Municipal Finance Authority, (Westside Neighborhood School), 5.50%, 6/15/39(1)	$600	$ 643,992
		$ 643,992
Electric Utilities — 10.3%
Los Angeles Department of Water and Power, CA, Power System Revenue, 5.00%, 7/1/42(2)	$4,000	$ 4,178,480
Sacramento Municipal Utility District, CA:
Green Bonds, 5.00%, 11/15/54	1,000	1,116,920
Sustainablility Bonds, 5.00%, 8/15/50(2)	3,000	3,244,380
		$ 8,539,780
General Obligations — 34.5%
ABC Unified School District, CA, (Election of 2018), 4.00%, 8/1/47	$1,000	$ 1,002,950
Alum Rock Union Elementary School District, CA, (Election of 2016), 5.25%, 8/1/47	1,000	1,118,100
Brentwood Union School District, CA, (Election of 2016), 5.25%, 8/1/47	1,350	1,497,785
Brisbane School District, CA, (Election of 2020), 3.00%, 8/1/49	1,030	846,701
California:
4.85%, 12/1/46	1,500	1,583,040
5.00%, 9/1/52(2)	3,500	3,824,065
5.25%, 9/1/53(2)	5,000	5,619,450
La Canada Unified School District, CA, (Election of 2017), 5.75%, 8/1/50	1,000	1,179,040
Modesto High School District, CA, (Election of 2022), 4.00%, 8/1/52	2,000	1,975,960
San Bernardino Community College District, CA, (Election of 2018), 4.125%, 8/1/49	1,665	1,674,274
San Diego Unified School District, CA, (Election of 2022), Sustainablility Bonds, 5.00%, 7/1/48(2)	3,500	3,902,605
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
San Rafael City High School District, CA, (Election of 2022), 4.25%, 8/1/47	$1,500	$ 1,521,435
South Bay Union School District, CA, (Election of 2018), 4.00%, 8/1/47	1,000	985,700
Westminster School District, CA, (Election of 2016), 4.00%, 8/1/47	1,900	1,902,337
		$ 28,633,442
Hospital — 16.7%
California Health Facilities Financing Authority, (Cedars-Sinai Health System), 4.00%, 8/15/48	$2,685	$ 2,685,859
California Health Facilities Financing Authority, (City of Hope):
5.00%, 11/15/32	635	635,311
5.00%, 11/15/35	910	910,419
California Health Facilities Financing Authority, (Kaiser Permanente):
4.00%, 11/1/44(2)	6,000	5,933,880
4.00%, 11/1/44	1,500	1,483,470
California Health Facilities Financing Authority, (Lucile Salter Packard Children's Hospital at Stanford), 4.00%, 5/15/51	1,250	1,235,112
California Public Finance Authority, (Henry Mayo Newhall Hospital), 5.00%, 10/15/47	1,000	1,005,160
		$ 13,889,211
Housing — 4.3%
California Municipal Finance Authority, (Caritas), 4.00%, 8/15/56	$325	$ 289,377
California Municipal Finance Authority, (Gibson Drive Apartments), (FNMA), 4.45%, 12/1/42	500	510,045
CMFA Special Finance Agency, CA, (Solana at Grand), 4.00%, 8/1/56(1)	475	430,488
CSCDA Community Improvement Authority, CA, (Pasadena Portfolio), Essential Housing Revenue, Social Bonds, 3.00%, 12/1/56(1)	1,075	761,906
Independent Cities Finance Authority, CA, (Augusta Communities Mobile Home Park Pool), 5.25%, 5/15/56	1,500	1,594,050
		$ 3,585,866
Insured - Escrowed/Prerefunded — 6.0%
Foothill/Eastern Transportation Corridor Agency, CA, (AGC), (AGM), Escrowed to Maturity, 0.00%, 1/1/26	$5,130	$ 4,958,247
		$ 4,958,247
Insured - General Obligations — 11.1%
Antioch Unified School District, CA, (BAM), 4.00%, 8/1/47	$1,125	$ 1,125,382

Eaton Vance
California Municipal Income Trust
August 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - General Obligations (continued)
Bakersfield City School District, CA, (Election of 2016), (BAM), 3.00%, 11/1/51	$500	$ 403,540
Coalinga-Huron Recreation and Park District, CA, (Election of 2016), (BAM), 3.00%, 8/1/50	250	196,085
Duarte Unified School District, CA, (Election of 2020), (AGM), 4.25%, 8/1/48	1,000	1,018,280
Mountain Empire Unified School District, CA, (Election of 2018), (BAM), 6.00%, 8/1/42	1,000	1,157,060
Oxnard School District, CA, (Election of 2022), (BAM), 4.125%, 8/1/50	500	502,300
Pittsburg Unified School District, CA, (Election of 2018), (AGM), 4.25%, 8/1/49	250	253,663
Sweetwater Union High School District, CA, (Election of 2000), (AGM), 0.00%, 8/1/25	4,720	4,598,177
		$ 9,254,487
Insured - Transportation — 7.1%
Alameda Corridor Transportation Authority, CA:
(AGM), 0.00%, 10/1/52	$6,000	$ 1,617,720
(AMBAC), 0.00%, 10/1/29	5,000	4,239,650
		$ 5,857,370
Insured - Water and Sewer — 0.9%
Mountain House Financing Authority, CA, Utility Systems Revenue, Green Bonds, (BAM), 4.25%, 12/1/52	$750	$ 755,362
		$ 755,362
Other Revenue — 0.6%
California Community Choice Financing Authority, Clean Energy Project Revenue, Green Bonds, 5.00% to 8/1/29 (Put Date), 12/1/53	$500	$ 529,380
		$ 529,380
Senior Living/Life Care — 2.6%
California Health Facilities Financing Authority, (Episcopal Communities and Services), 5.25%, 11/15/48	$1,000	$ 1,068,740
California Municipal Finance Authority, (HumanGood - California Obligated Group), 4.00%, 10/1/49	750	698,993
California Public Finance Authority, (Enso Village):
Green Bonds, 2.375%, 11/15/28(1)	20	19,610
Green Bonds, 5.00%, 11/15/46(1)	350	333,291
		$ 2,120,634
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue — 2.4%
Los Angeles County Community Facilities District No. 3, CA, (Valencia/Newhall Area):
5.00%, 9/1/24	$240	$ 240,000
5.00%, 9/1/25	335	335,590
5.00%, 9/1/26	240	240,343
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	1,140	1,145,039
		$ 1,960,972
Transportation — 15.0%
Bay Area Toll Authority, CA, (San Francisco Bay Area), 4.125%, 4/1/54	$1,000	$ 1,002,540
California Municipal Finance Authority, (LINXS Automated People Mover), (AMT), 5.00%, 12/31/47	3,000	3,039,540
Los Angeles Department of Airports, CA, (AMT), 5.00%, 5/15/43(2)	5,000	5,188,800
San Diego County Regional Airport Authority, CA, (San Diego International Airport), (AMT), 5.00%, 7/1/48	1,250	1,325,412
San Francisco City and County Airport Commission, CA, (San Francisco International Airport):
(AMT), 5.00%, 5/1/45	750	773,813
(AMT), 5.75%, 5/1/48	1,000	1,121,140
		$ 12,451,245
Water and Sewer — 5.6%
East Bay Municipal Utility District, CA, Water System Revenue, Green Bonds, 5.00%, 6/1/54(2)	$3,000	$ 3,333,210
Long Beach, CA, Water Revenue, 4.00%, 5/1/54	1,000	986,270
Los Angeles Department of Water and Power, CA, Water System Revenue, (SPA: Barclays Bank PLC), 3.65%, 7/1/45(3)	300	300,000
		$ 4,619,480
Total Tax-Exempt Municipal Obligations (identified cost $95,775,403)		$ 97,799,468

Taxable Municipal Obligations — 10.8%
Security	Principal Amount (000's omitted)	Value
Education — 3.9%
California Educational Facilities Authority, (Loyola Marymount University), Green Bonds, 4.842%, 10/1/48	$3,000	$ 2,762,970
California Municipal Finance Authority, (Albert Einstein Academies), 3.75%, 8/1/31(1)	540	476,712
		$ 3,239,682

Eaton Vance
California Municipal Income Trust
August 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital — 5.5%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$2,500	$ 2,496,200
California Statewide Communities Development Authority, (Marin General Hospital), 4.821%, 8/1/45	2,500	2,117,175
		$ 4,613,375
Insured - Transportation — 1.4%
Alameda Corridor Transportation Authority, CA, (AGM), 0.00%, 10/1/45	$4,000	$ 1,155,760
		$ 1,155,760
Total Taxable Municipal Obligations (identified cost $9,559,950)		$ 9,008,817

Trust Units — 1.0%
Security	Notional Amount (000's omitted)	Value
Transportation — 1.0%
HTA TRRB 2005L-745190UR7 Assured Custodial Trust, 5.25%, 7/1/41	$822	$ 804,134
Total Trust Units (identified cost $817,039)		$ 804,134
Total Investments — 131.1% (identified cost $107,192,392)		$108,752,831
Other Assets, Less Liabilities — (31.1)%		$(25,772,866)
Net Assets — 100.0%		$ 82,979,965
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At August 31, 2024, the aggregate value of these securities is $3,806,411 or 4.6% of the Trust's net assets.
(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at August 31, 2024.
The Trust invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At August 31, 2024, 20.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 3.8% to 12.5% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FNMA	– Federal National Mortgage Association
SPA	– Standby Bond Purchase Agreement

Eaton Vance
California Municipal Income Trust
August 31, 2024
Portfolio of Investments (Unaudited) — continued

The Trust did not have any open derivative instruments at August 31, 2024.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At August 31, 2024, the hierarchy of inputs used in valuing the Trust's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 1,140,412	$ —	$ 1,140,412
Tax-Exempt Municipal Obligations	—	97,799,468	—	97,799,468
Taxable Municipal Obligations	—	9,008,817	—	9,008,817
Trust Units	—	804,134	—	804,134
Total Investments	$ —	$108,752,831	$ —	$108,752,831
For information on the Trust's policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust's most recent financial statements included in its semi-annual or annual report to shareholders.
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